DERIVATIVES AND HEDGING	9 Months Ended
Sep. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING
NOTE 4:	DERIVATIVES AND HEDGING

The Company enters into option contracts and forward contracts to hedge certain transactions denominated in foreign currencies. The purpose of the Company's foreign currency hedging activities is to protect the Company from risk that the eventual dollar cash flows from international activities will be adversely affected by changes in the exchange rates. The Company's option and forward contracts do not qualify as hedging instruments under ASC 815. Changes in the fair value of option strategies are reflected in the consolidated statements of income as financial income or expense.

In the nine-month period ended September 30, 2013, the Company entered into option strategies contracts in the notional amounts of $8,159 that converted a portion of its floating currency liabilities to a fixed rate basis for a twelve-month period, thus reducing the impact of the currency changes on the Company's cash flow.

As of December 31, 2012 and September 30, 2013 the Company had outstanding options and forward contracts, in the notional amounts of $7,520 and $4,297, respectively.

In the nine-month periods ended September 312012 and 2013, the Company recorded a profit of $22 and a profit of $302, respectively, with respect to the above transactions, presented in the statements of income as financial income or expense, net.